DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 2
Restricted cash	25
Accounts receivable, net	128	284
Prepaid expenses and other current assets	126	56
Total current assets from discontinued operations	281	340
Property and equipment, net	25	26
Goodwill		398
Other assets		89
Total assets from discontinued operations	306	853
CURRENT LIABILITIES:
Accounts payable	26	53
Accrued expenses and other current liabilities	15	166
Total current liabilities from discontinued operations	41	219
Other liabilities		317
Total liabilities from discontinued operations	$ 41	$ 536